Derivative Warrant Liabilities (Tables)	9 Months Ended
Jul. 31, 2025
Derivative Warrant Liabilities [Abstract]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability	The binomial model was used to measure the derivative warrant liability with the following assumptions:
July 31, 2025
Share Price	$1.00
Exercise Price	$1.077 – $1.60
Expected life	2.68 – 3.46 years
Risk-free interest rate	3.91 – 3.94%
Dividend yield	0.00%
Expected volatility	133.00 – 133.80%

Schedule of Changes in the Derivative Warrant Liability	The following table presents the changes in the derivative warrant liability during the period:
Balance as of October 31, 2023	$4,310,379
Issuance of January 2024 Warrants	480,004
Exercise of warrants	(562,879)
Changes in fair value of warrants	(707,802)
Balance as of October 31, 2024	$3,519,702
Exercise of warrants	(21,921)
Change in fair value of warrants	(1,319,081)
Balance as of July 31, 2025	$2,178,700